PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Cost	$ 10,567,373	$ 10,414,902
Less: accumulated depreciation and amortization	(5,294,873)	(4,880,908)
Property and equipment, net	5,272,500	5,533,994
Buildings and improvements [Member]
Property and Equipment, Net
Cost	7,648,293	7,621,676
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,215,688	1,187,064
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,175,252	1,094,238
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	274,301	259,815
Transportation [Member]
Property and Equipment, Net
Cost	196,080	192,151
Construction in progress [Member]
Property and Equipment, Net
Cost	721	1,491
Freehold land [Member]
Property and Equipment, Net
Cost	54,956	58,467
Land Improvements [Member]
Property and Equipment, Net
Cost	$ 2,082	$ 0